UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
CTIVP
®
– American Century Diversified Bond Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about CTIVP
®
– American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a
hypothetical
$10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,378,520,049
Total number of portfolio holdings	624
Portfolio turnover for the reporting period	129%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	3.7%
U.S. Treasury 05/31/2030 4.000%	3.7%
U.S. Treasury 03/31/2029 4.125%	2.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	1.5%
U.S. Treasury 11/30/2030 4.375%	1.3%
Government National Mortgage Association TBA 07/21/2055 4.000%	1.0%
Federal National Mortgage Association 12/01/2052 6.000%	1.0%
Federal National Mortgage Association 09/01/2050 2.500%	1.0%
Federal National Mortgage Association 01/01/2052 3.000%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
CTIVP
®
– American Century Diversified Bond Fund | Class 1

|

SSR7028_01_12_D01_(08/25)

CTIVP
®
– American Century Diversified Bond Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about CTIVP
®
– American Century Diversified Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 37	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,378,520,049
Total number of portfolio holdings	624
Portfolio turnover for the reporting period	129%
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 5.000%	5.2%
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	3.7%
U.S. Treasury 05/31/2030 4.000%	3.7%
U.S. Treasury 03/31/2029 4.125%	2.1%
Uniform Mortgage-Backed Security TBA 07/14/2055 3.500%	1.5%
U.S. Treasury 11/30/2030 4.375%	1.3%
Government National Mortgage Association TBA 07/21/2055 4.000%	1.0%
Federal National Mortgage Association 12/01/2052 6.000%	1.0%
Federal National Mortgage Association 09/01/2050 2.500%	1.0%
Federal National Mortgage Association 01/01/2052 3.000%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
CTIVP
®
– American Century Diversified Bond Fund | Class 2

|

SSR7028_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – American Century Diversified Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – American Century Diversified Bond Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	6,043,207
Atrium IX(a),(b)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	6.092%	3,050,000	3,052,620
Buckhorn Park CLO Ltd.(a),(b)
Series 2019-1A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 07/18/2034	6.120%	11,500,000	11,509,798
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	814,206	791,485
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,474,246
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,188,153
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,430	11,629,609
Dryden CLO Ltd(a),(b)
Series 2024-68A Class CRR
3-month Term SOFR + 1.800% Floor 1.800% 07/15/2035	6.056%	6,000,000	5,990,652
Dryden Senior Loan Fund(a),(b)
Series 2016-43A Class CR3
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2034	6.020%	17,500,000	17,395,910
Elmwood CLO Ltd.(a),(b)
Series 2023-3A Class CR
3-month Term SOFR + 1.750% Floor 1.750%, Cap 1.750% 01/17/2038	6.030%	5,550,000	5,569,758
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	6,508,000	6,263,309
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	2,668,037	2,468,412
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO Ltd.(a),(b)
Series 2018 Class CR
3-month Term SOFR + 2.362% Floor 2.100% 07/18/2030	6.631%	3,500,000	3,504,046
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,642,596	8,672,275
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	6.093%	2,550,000	2,561,641
Magnetite XXVIII Ltd.(a),(b)
Series 2020-28A Class BRR
3-month Term SOFR + 1.550% Floor 1.550% 01/15/2038	5.806%	13,500,000	13,534,519
Series 2020-28A Class CRR
3-month Term SOFR + 1.750% Floor 1.750% 01/15/2038	6.006%	8,800,000	8,825,476
Mountain View CLO LLC(a),(b)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	6.222%	3,250,000	3,253,191
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	11,918,939
Reese Park CLO Ltd.(a),(b)
Series 2020-1A Class CRR
3-month Term SOFR + 1.900% Cap 1.900% 01/15/2038	6.156%	5,700,000	5,716,479
Riverbank Park CLO Ltd.(a),(b)
Series 2024-1A Class C
3-month Term SOFR + 1.800% 01/25/2038	6.150%	8,000,000	8,013,112
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,064,936
Stewart Park CLO Ltd.(a),(b)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	6.318%	4,150,000	4,153,258
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	1,779,413	1,703,828
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	8,541,080	8,685,405
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,379,661
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,963,725
Voya CLO Ltd.(a),(b)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	6.049%	11,150,000	11,166,323
Total Asset-Backed Securities — Non-Agency (Cost $191,718,434)			192,493,973

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.776%	6,988,881	6,988,694
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,427,184
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,865,828
BANK(a),(c)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,622,235
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,924,821
BBCMS Mortgage Trust(c)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,185,145
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2019-BWAY Class E
11/25/2034	7.287%	8,236,000	92,243
Benchmark Mortgage Trust(a),(c)
Subordinated Series 2018-B5 Class D
07/15/2051	3.250%	5,659,000	4,340,245
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,144,028
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,195,718
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,735,000	4,630,372
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,820,883
CSMC Trust(a),(b)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	5.576%	3,281,000	3,271,715
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,142,500
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,374,646
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,604,314
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,996,581
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.753%	7,843,000	8,015,497
THPT Mortgage Trust(a),(c)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,576,844
UBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2018-C15 Class D
12/15/2051	5.137%	1,375,000	1,239,657
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $78,687,531)			73,459,150

Convertible Bonds 4.5%

Banking 4.5%
Banco Bilbao Vizcaya Argentaria SA(e),(f)
	6.125%	4,200,000	4,126,613
Banco Santander SA(e),(f)
	4.750%	13,800,000	13,335,335
BNP Paribas SA(a),(e),(f)
	4.625%	15,206,000	14,755,769
Credit Agricole SA(a),(e),(f)
	8.125%	9,960,000	10,076,390
Danske Bank A/S(a),(e),(f)
	4.375%	13,095,000	12,878,869
Deutsche Bank AG(e),(f)
	6.000%	17,800,000	17,727,502
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Groep NV(e),(f)
	5.750%	16,715,000	16,620,319
Intesa Sanpaolo SpA(a),(e),(f)
	7.700%	14,710,000	14,742,288
Lloyds Banking Group PLC(e),(f)
	7.500%	12,055,000	12,097,272
Natwest Group PLC(e),(f)
	6.000%	4,300,000	4,302,174
Nordea Bank Abp(a),(e),(f)
	6.625%	15,600,000	15,677,113
Skandinaviska Enskilda Banken AB(a),(e),(f)
	6.875%	6,800,000	6,928,926
Societe Generale SA(a),(e),(f)
	4.750%	8,462,000	8,317,123
Total			151,585,693
Total Convertible Bonds (Cost $151,085,162)			151,585,693

Corporate Bonds & Notes 36.1%

Aerospace & Defense 0.3%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	822,000	845,635
03/15/2033	6.250%	462,000	477,263
Boeing Co. (The)
05/01/2040	5.705%	2,830,000	2,791,211
Northrop Grumman Corp.
05/01/2040	5.150%	1,980,000	1,936,262
TransDigm, Inc.
01/15/2029	4.625%	1,720,000	1,687,244
05/01/2029	4.875%	1,720,000	1,688,437
Total			9,426,052
Airlines 1.3%
American Airlines, Inc.(a)
02/15/2028	7.250%	3,310,000	3,378,889
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,942,832	8,940,816
Delta Air Lines, Inc.
07/10/2028	4.950%	2,945,000	2,961,598
Grupo Aeromexico SAB de CV(a)
11/15/2029	8.250%	5,175,000	5,010,265
Latam Airlines Group SA(a)
04/15/2030	7.875%	2,071,000	2,097,967
Latam Airlines Group SA(a),(g)
01/07/2031	7.625%	1,374,000	1,378,715
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	12,865,018	12,891,885
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	8,682,000	8,620,282
Total			45,280,417
Automotive 1.0%
American Honda Finance Corp.
01/09/2026	4.950%	4,690,000	4,698,882
Aptiv PLC/Global Financing DAC(f)
12/15/2054	6.875%	3,341,000	3,356,051
Ford Motor Credit Co. LLC
05/17/2027	5.850%	3,795,000	3,824,884
06/10/2030	7.200%	4,860,000	5,111,603
11/05/2031	6.054%	2,515,000	2,502,146
03/08/2034	6.125%	3,525,000	3,429,662
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,909,129
Honda Motor Co., Ltd.(g)
07/08/2035	5.337%	2,400,000	2,406,468
Hyundai Capital America(a)
01/16/2029	6.500%	1,227,000	1,292,932
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	3,514,000	3,246,024
Total			32,777,781
Banking 7.1%
Ally Financial, Inc.
11/01/2031	8.000%	5,972,000	6,800,448
American Express Co.(e),(f)
	3.550%	4,365,000	4,266,923
Australia & New Zealand Banking Group Ltd.(a),(e),(f)
	6.750%	8,380,000	8,481,846
Australia & New Zealand Banking Group Ltd.(a),(f)
Subordinated
11/25/2035	2.570%	5,749,000	5,041,883
Banco Mercantil del Norte SA(a),(e),(f)
	5.875%	2,349,000	2,282,558
	7.500%	2,598,000	2,591,326
Bank of America Corp.(f)
01/23/2035	5.468%	4,890,000	5,023,252
01/24/2036	5.511%	3,260,000	3,352,840
Bank of Nova Scotia (The)(f)
10/27/2081	3.625%	5,420,000	5,065,368
10/27/2082	8.625%	6,892,000	7,318,659
Barclays PLC(e),(f)
	6.125%	12,190,000	12,190,325
BNP Paribas SA(a),(f)
Subordinated
03/01/2033	4.375%	4,396,000	4,305,737
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(a),(f)
10/19/2034	7.003%	2,605,000	2,862,544
Subordinated
01/14/2037	3.648%	5,790,000	5,082,834
Citibank NA
05/29/2030	4.914%	5,142,000	5,240,110
Citigroup, Inc.(e),(f)
	4.000%	7,042,000	6,990,723
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,314,467
03/04/2056	5.612%	1,740,000	1,706,747
Junior Subordinated
12/31/2079	3.875%	7,885,000	7,782,277
Citizens Financial Group, Inc.(e),(f)
	5.650%	3,515,000	3,513,010
Comerica, Inc.(e),(f)
	5.625%	7,740,000	7,740,000
Danske Bank A/S(a),(f)
03/01/2030	5.705%	2,215,000	2,295,830
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	3,660,000	3,883,416
10/23/2030	4.692%	3,029,000	3,037,877
HSBC Holdings PLC(e),(f)
Junior Subordinated
	6.000%	15,010,000	14,973,866
Intesa Sanpaolo SpA(a)
07/14/2027	3.875%	3,500,000	3,451,839
Intesa Sanpaolo SpA(a),(f)
Subordinated
06/01/2032	4.198%	5,507,000	5,058,975
JPMorgan Chase & Co.(f)
04/22/2031	5.103%	5,156,000	5,283,687
01/23/2035	5.336%	2,080,000	2,127,567
04/22/2035	5.766%	6,142,000	6,450,185
07/22/2035	5.294%	1,982,000	2,017,794
M&T Bank Corp.(e),(f)
Junior Subordinated
	5.125%	370,000	367,185
Macquarie Bank Ltd.(a),(e),(f)
	6.125%	4,352,000	4,364,164
Morgan Stanley(f)
11/01/2029	6.407%	3,080,000	3,262,561
11/01/2034	6.627%	4,615,000	5,087,911
04/19/2035	5.831%	1,457,000	1,527,349
11/19/2055	5.516%	1,370,000	1,339,301
Nationwide Building Society(a),(f)
Subordinated
10/18/2032	4.125%	2,800,000	2,734,932
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	10,313,000	10,014,191
Royal Bank of Canada(f)
02/04/2031	5.153%	5,647,000	5,762,315
Royal Bank of Scotland Group PLC(e),(f)
	8.000%	7,485,000	7,503,661
Societe Generale SA(a),(e),(f)
	9.375%	6,235,000	6,625,210
Societe Generale SA(a),(f)
05/22/2031	5.512%	1,535,000	1,565,606
Toronto-Dominion Bank (The)(f)
10/31/2082	8.125%	2,205,000	2,309,867
UBS Group AG(a),(e),(f)
	9.250%	10,815,000	11,788,763
UniCredit SpA(a),(f)
Subordinated
06/19/2032	5.861%	5,000,000	5,037,873
Wells Fargo & Co.(f)
04/24/2034	5.389%	3,690,000	3,778,488
07/25/2034	5.557%	2,236,000	2,309,082
04/04/2051	5.013%	3,025,000	2,755,351
Zions Bancorp NA(f)
Subordinated
11/19/2035	6.816%	3,997,000	4,154,486
Total			240,823,209
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp. (The)(e),(f)
Junior Subordinated
	4.000%	6,714,000	6,610,696
Citadel Finance LLC(a)
02/10/2030	5.900%	1,454,000	1,467,917
LPL Holdings, Inc.
06/15/2030	5.150%	6,785,000	6,868,661
Total			14,947,274
Building Materials 0.7%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	5,228,000	5,131,854
03/01/2034	6.375%	1,758,000	1,790,894
CRH America Finance, Inc.
01/09/2035	5.500%	4,000,000	4,101,049
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	1,806,000	1,722,816
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,040,000	2,099,014
03/01/2033	6.750%	2,907,000	2,998,655
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	708,419
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,758,397
Total			22,311,098
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	298,000	296,982
Cox Communications, Inc.(a)
06/15/2033	5.700%	2,669,000	2,701,873
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	9,675,000	9,496,990
Time Warner Cable LLC
05/01/2037	6.550%	4,139,000	4,275,783
Total			16,771,628
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	1,756,000	1,510,994
01/31/2030	4.500%	8,095,000	6,281,275
Celanese US Holdings LLC
07/15/2027	6.415%	2,080,000	2,153,965
Orbia Advance Corp SAB de CV(a)
05/11/2031	2.875%	6,120,000	5,186,938
Total			15,133,172
Construction Machinery 0.5%
AGCO Corp.
03/21/2034	5.800%	2,838,000	2,880,418
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,168,727
Caterpillar, Inc.
05/15/2035	5.200%	1,603,000	1,633,670
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,346,000	1,345,459
06/15/2033	7.250%	3,029,000	3,174,469
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,345,462
Total			16,548,205
Consumer Cyclical Services 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
04/15/2030	9.750%	2,393,000	2,432,080
Expedia Group, Inc.
02/15/2035	5.400%	3,364,000	3,386,933
Total			5,819,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.6%
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,633,493
Nordson Corp.
12/15/2029	4.500%	4,710,000	4,711,930
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,200,000	2,151,986
Siemens Funding BV(a)
05/28/2055	5.800%	1,732,000	1,785,343
Weir Group, Inc.(a)
05/06/2030	5.350%	3,111,000	3,151,325
Total			19,434,077
Electric 2.7%
AEP Transmission Co. LLC
06/15/2035	5.375%	710,000	725,298
AES Andes SA(a)
03/14/2032	6.250%	1,946,000	1,986,114
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,859,152
Black Hills Corp.
01/15/2035	6.000%	1,984,000	2,059,272
Commonwealth Edison Co.
02/01/2053	5.300%	1,382,000	1,310,691
06/01/2055	5.950%	1,183,000	1,225,354
Dominion Energy, Inc.
08/01/2041	4.900%	4,595,000	4,148,516
DTE Electric Co.
05/15/2055	5.850%	796,000	816,352
Duke Energy Corp.
08/15/2052	5.000%	2,310,000	2,025,539
06/15/2054	5.800%	3,415,000	3,339,822
Duke Energy Florida LLC
11/15/2052	5.950%	2,100,000	2,157,564
Duke Energy Progress LLC
03/06/2027	4.350%	3,020,000	3,035,134
12/01/2044	4.150%	3,780,000	3,089,069
03/15/2053	5.350%	1,275,000	1,212,966
03/15/2055	5.550%	1,885,000	1,843,656
Edison International(e),(f)
	5.000%	4,841,000	4,190,992
	5.375%	1,842,000	1,732,363
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,417,296
Florida Power & Light Co.
02/01/2042	4.125%	6,295,000	5,352,142
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidAmerican Energy Co.
09/15/2054	5.850%	9,337,000	9,611,740
Nevada Power Co.(f)
05/15/2055	6.250%	1,442,000	1,435,711
Northern States Power Co.
05/15/2053	5.100%	2,685,000	2,486,251
05/15/2055	5.650%	1,487,000	1,485,341
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,743,082
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	2,075,000	1,509,605
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,635,000	1,264,455
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,746,934
PECO Energy Co.
08/15/2052	4.375%	3,600,000	2,982,982
Public Service Electric and Gas Co.
03/01/2055	5.500%	3,542,000	3,500,594
Saavi Energia Sarl(a)
02/10/2035	8.875%	4,555,000	4,738,663
Union Electric Co.
03/15/2053	5.450%	2,505,000	2,415,189
Vistra Operations Co. LLC(a)
04/15/2034	6.000%	1,406,000	1,460,682
WEC Energy Group, Inc.
09/12/2026	5.600%	1,410,000	1,429,051
Total			92,337,572
Finance Companies 2.5%
Aircastle Ltd.(a),(e),(f)
	5.250%	8,680,000	8,596,258
Aircastle Ltd.(a)
02/15/2029	5.950%	3,595,000	3,713,956
10/01/2031	5.750%	1,452,000	1,491,427
Ares Strategic Income Fund
03/15/2028	5.700%	3,390,000	3,416,262
08/15/2029	6.350%	4,870,000	4,993,604
Avolon Holdings Funding Ltd.(a)
05/04/2028	6.375%	1,492,000	1,555,078
01/15/2030	5.150%	1,204,000	1,212,825
Blackstone Private Credit Fund
11/27/2028	7.300%	1,303,000	1,390,604
07/16/2029	5.950%	1,200,000	1,223,237
Blue Owl Capital Corp.
03/15/2029	5.950%	4,590,000	4,614,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blue Owl Credit Income Corp.
01/15/2029	7.750%	5,145,000	5,478,030
09/15/2029	6.600%	2,100,000	2,162,759
Blue Owl Technology Finance Corp.(a)
03/15/2028	6.100%	3,245,000	3,261,169
Bread Financial Holdings, Inc.(a),(f)
06/15/2035	8.375%	3,029,000	3,041,984
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	3,420,000	3,551,514
Golub Capital BDC, Inc.
12/05/2028	7.050%	4,232,000	4,448,712
Golub Capital Private Credit Fund
09/12/2029	5.800%	3,356,000	3,353,579
05/01/2030	5.875%	1,302,000	1,301,004
HPS Corporate Lending Fund
01/14/2028	5.450%	1,520,000	1,524,841
09/30/2029	6.250%	2,658,000	2,707,872
Nationstar Mortgage Holdings, Inc.(a)
02/01/2032	7.125%	4,015,000	4,171,240
OneMain Finance Corp.
05/15/2031	7.500%	1,735,000	1,812,888
Owl Rock Capital Corp.
06/11/2028	2.875%	1,340,000	1,248,766
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	6,998,573
02/15/2033	6.875%	1,413,000	1,448,029
Rocket Cos, Inc.(a)
08/01/2030	6.125%	2,700,000	2,751,495
08/01/2033	6.375%	2,840,000	2,906,454
Total			84,376,468
Food and Beverage 0.4%
Flowers Foods, Inc.
03/15/2035	5.750%	2,125,000	2,176,112
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,850,000	2,569,954
Mars, Inc.(a)
03/01/2035	5.200%	4,908,000	4,965,778
05/01/2045	5.650%	2,935,000	2,937,629
05/01/2055	5.700%	1,689,000	1,684,760
Total			14,334,233
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,926,000	3,747,239
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,735,000	1,736,547
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a)
01/15/2029	5.250%	7,240,000	7,175,694
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,500,000	2,505,238
11/15/2029	7.250%	4,621,000	4,759,830
VICI Properties LP
04/01/2034	5.750%	1,470,000	1,502,181
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,155,000	3,983,734
Total			25,410,463
Health Care 1.2%
CVS Health Corp.
06/01/2044	6.000%	3,775,000	3,729,400
CVS Health Corp.(f)
03/10/2055	7.000%	2,254,000	2,329,549
HCA, Inc.
03/01/2055	6.200%	1,217,000	1,225,070
Icon Investments Six DAC
05/08/2034	6.000%	3,004,000	3,063,672
IQVIA, Inc.(a)
05/15/2027	5.000%	5,455,000	5,439,012
IQVIA, Inc.
02/01/2029	6.250%	4,272,000	4,464,084
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,532,661
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	6,017,000	6,177,452
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,866,247
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,978,000	3,036,356
Tenet Healthcare Corp.
11/01/2027	5.125%	5,201,000	5,190,665
10/01/2028	6.125%	1,900,000	1,902,372
Universal Health Services, Inc.
10/15/2034	5.050%	2,243,000	2,142,895
Total			42,099,435
Healthcare Insurance 0.4%
Humana, Inc.
04/15/2054	5.750%	1,816,000	1,692,462
UnitedHealth Group, Inc.
06/15/2035	5.300%	3,778,000	3,850,247
07/15/2044	5.500%	4,141,000	4,034,610
04/15/2053	5.050%	4,720,000	4,211,550
Total			13,788,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.3%
DR Horton, Inc.
10/15/2030	4.850%	2,386,000	2,407,257
KB Home
11/15/2029	4.800%	3,910,000	3,843,910
Meritage Homes Corp.
03/15/2035	5.650%	2,352,000	2,360,259
Total			8,611,426
Independent Energy 0.9%
3R Lux SARL(a)
02/05/2031	9.750%	3,512,000	3,565,551
Antero Resources Corp.(a)
02/01/2029	7.625%	2,538,000	2,606,505
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	1,161,000	1,175,583
Diamondback Energy, Inc.
03/15/2033	6.250%	3,210,000	3,418,870
Encino Acquisition Partners Holdings LLC(a)
05/01/2031	8.750%	3,450,000	3,817,758
EOG Resources, Inc.(g)
07/15/2055	5.950%	647,000	658,630
Geopark Ltd.(a)
01/31/2030	8.750%	3,830,000	3,368,927
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,549,882
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,826,934
Southwestern Energy Co.
03/15/2030	5.375%	5,552,000	5,570,833
Total			29,559,473
Integrated Energy 0.2%
BP Capital Markets PLC(e),(f)
	4.375%	3,000,000	2,992,875
Eni SpA(a)
05/15/2054	5.950%	3,091,000	2,988,689
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,523,501
Total			7,505,065
Leisure 0.4%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,413,341
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	7,863,000	8,010,787
Total			13,424,128
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.6%
Allianz SE(a),(e),(f)
	3.500%	13,900,000	13,672,365
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,935,856
CNO Financial Group, Inc.
05/30/2029	5.250%	5,020,000	5,066,326
06/15/2034	6.450%	2,017,000	2,117,484
Corebridge Financial, Inc.
01/15/2034	5.750%	1,720,000	1,787,285
Corebridge Financial, Inc.(f)
09/15/2054	6.375%	2,468,000	2,462,169
F&G Annuities & Life, Inc.
06/04/2029	6.500%	1,464,000	1,511,437
10/04/2034	6.250%	1,932,000	1,919,063
Global Atlantic Fin Co.(a)
06/15/2033	7.950%	7,505,000	8,505,158
Lincoln National Corp.
06/15/2040	7.000%	3,080,000	3,414,421
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,040,000	3,160,017
Prudential Financial, Inc.(f)
03/15/2054	6.500%	3,600,000	3,709,856
Voya Financial, Inc.
09/20/2034	5.000%	2,803,000	2,739,522
Total			53,000,959
Lodging 0.1%
Hyatt Hotels Corp.
03/30/2032	5.750%	3,024,000	3,104,994
Media and Entertainment 1.0%
AppLovin Corp.
12/01/2029	5.125%	1,028,000	1,041,873
12/01/2031	5.375%	1,951,000	1,985,470
Lamar Media Corp.
02/15/2028	3.750%	4,625,000	4,480,576
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	8,175,000	8,154,796
TEGNA, Inc.(a)
03/15/2026	4.750%	8,714,000	8,692,278
Warnermedia Holdings, Inc.
03/15/2027	3.755%	11,780,000	11,129,570
Total			35,484,563
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.(a)
09/15/2031	7.500%	2,833,000	2,732,511
CSN Islands XI Corp.(a)
01/28/2028	6.750%	5,966,000	5,649,426
Glencore Funding LLC(a)
04/01/2030	5.186%	4,400,000	4,486,088
04/04/2054	5.893%	1,120,000	1,097,796
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	4,030,000	4,136,438
Rio Tinto Finance USA PLC
03/14/2055	5.750%	2,368,000	2,372,429
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.(a)
05/13/2032	5.854%	2,011,000	2,054,074
Total			22,528,762
Midstream 1.4%
Cheniere Energy, Inc.
10/15/2028	4.625%	4,050,000	4,044,041
Columbia Pipelines Holding Co. LLC(a)
01/15/2034	5.681%	4,560,000	4,609,471
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	3,160,000	3,317,534
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	1,489,000	1,425,744
Enbridge, Inc.(f)
01/15/2077	6.000%	8,375,000	8,368,747
Energy Transfer LP
12/01/2033	6.550%	5,744,000	6,231,944
Energy Transfer LP(e),(f)
Junior Subordinated
	6.500%	8,288,000	8,329,081
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,288,112
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	2,767,000	2,793,736
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,452,663
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,738,005
Total			46,599,078
Natural Gas 0.7%
Boston Gas Co.(a)
01/10/2035	5.843%	1,238,000	1,287,755
Engie SA(a)
04/10/2054	5.875%	3,180,000	3,132,146
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
07/15/2035	5.350%	3,272,000	3,298,441
Sempra Energy(e),(f)
	4.875%	7,293,000	7,264,379
Sempra Energy
06/15/2027	3.250%	4,800,000	4,702,000
Snam SpA(a)
05/28/2055	6.500%	2,508,000	2,601,566
Total			22,286,287
Office REIT 0.7%
Cousins Properties LP
02/15/2032	5.375%	3,525,000	3,561,227
Highwoods Realty LP
04/15/2029	4.200%	4,335,000	4,216,105
02/15/2030	3.050%	2,170,000	1,981,865
Kilroy Realty LP
11/15/2032	2.500%	2,605,000	2,095,588
11/15/2033	2.650%	5,351,000	4,204,961
Piedmont Operating Partnership LP
07/20/2028	9.250%	4,304,000	4,794,354
07/15/2029	6.875%	796,000	838,490
08/15/2030	3.150%	623,000	558,459
Total			22,251,049
Oil Field Services 0.2%
Crescent Energy Finance LLC(a),(g)
01/15/2034	8.375%	912,000	912,366
Enerflex Ltd.(a)
10/15/2027	9.000%	4,009,000	4,134,317
Yinson Boronia Production BV(a)
07/31/2042	8.947%	3,086,534	3,285,271
Total			8,331,954
Other Financial Institutions 0.3%
Atlas Warehouse Lending Co. LP(a)
01/15/2030	6.250%	5,578,000	5,635,218
Encore Capital Group, Inc.(a)
04/01/2029	9.250%	3,046,000	3,241,214
PRA Group, Inc.(a)
01/31/2030	8.875%	2,556,000	2,658,034
Total			11,534,466
Other Industry 0.1%
Leland Stanford Junior University (The)
03/01/2035	4.679%	2,500,000	2,492,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 1.2%
American Assets Trust LP
02/01/2031	3.375%	6,870,000	6,156,730
EPR Properties
04/15/2028	4.950%	5,065,000	5,059,665
08/15/2029	3.750%	1,075,000	1,024,868
First Industrial LP
01/15/2031	5.250%	2,262,000	2,288,621
Ladder Capital Finance Holdings LLLP(g)
08/01/2030	5.500%	2,011,000	2,024,325
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	10,200,000	9,933,552
07/15/2031	7.000%	9,635,000	10,070,133
Trust Fibra Uno(a)
01/15/2030	4.869%	2,455,000	2,322,823
01/23/2032	7.700%	3,175,000	3,318,008
Total			42,198,725
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2044	5.350%	2,653,000	2,602,694
Amgen, Inc.
03/02/2053	5.650%	4,140,000	4,043,673
Biocon Biologics Global PLC(a)
10/09/2029	6.670%	3,565,000	3,387,696
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,460,000	3,370,680
Total			13,404,743
Property & Casualty 0.9%
American International Group, Inc.
06/30/2050	4.375%	1,965,000	1,644,309
Beacon Funding Trust(a)
08/15/2054	6.266%	2,905,000	2,875,538
Brown & Brown, Inc.
06/23/2030	4.900%	3,730,000	3,765,092
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,745,996
Liberty Mutual Group, Inc.(a),(f)
Junior Subordinated
12/15/2051	4.125%	4,180,000	4,068,272
NMI Holdings, Inc.
08/15/2029	6.000%	8,205,000	8,434,501
Total			29,533,708
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2054	5.300%	2,426,000	2,327,943
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	3,045,000	2,976,546
Total			5,304,489
Supermarkets 0.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	6,891,000	6,796,344
01/15/2027	4.625%	3,290,000	3,267,211
Total			10,063,555
Technology 2.6%
Apple, Inc.
05/12/2032	4.500%	4,955,000	5,016,779
Cisco Systems, Inc.
02/24/2055	5.500%	2,379,000	2,371,803
CoreWeave, Inc.(a)
06/01/2030	9.250%	5,280,000	5,398,150
Dell International LLC/EMC Corp.
04/01/2032	5.300%	1,584,000	1,617,475
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	4,982,000	5,108,666
01/25/2033	5.900%	1,932,000	2,003,292
01/25/2034	5.875%	1,665,000	1,691,287
01/25/2036	6.100%	2,683,000	2,778,861
01/25/2039	6.300%	2,186,000	2,287,416
Genpact Luxembourg SARL/Genpact USA, Inc.
06/04/2029	6.000%	4,600,000	4,767,879
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	2,793,000	2,781,289
Intel Corp.
03/25/2030	3.900%	5,410,000	5,244,384
02/21/2034	5.150%	2,760,000	2,750,963
02/10/2053	5.700%	2,145,000	1,994,327
02/21/2054	5.600%	2,010,000	1,841,657
Keysight Technologies, Inc.
07/30/2030	5.350%	3,152,000	3,251,189
Kyndryl Holdings, Inc.
10/15/2031	3.150%	7,078,000	6,390,187
Marvell Technology, Inc.
01/15/2031	5.300%	5,920,000	6,059,546
Motorola Solutions, Inc.
08/15/2030	4.850%	2,480,000	2,507,503
08/15/2032	5.200%	2,525,000	2,567,653
Oracle Corp.
04/01/2040	3.600%	10,238,000	8,193,917
09/27/2064	5.500%	1,890,000	1,719,064
Paychex, Inc.
04/15/2032	5.350%	3,773,000	3,873,153
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synopsys, Inc.
04/01/2032	5.000%	6,192,000	6,270,911
Total			88,487,351
Transportation Services 0.4%
Excelerate Energy LP(a)
05/15/2030	8.000%	1,137,000	1,198,238
GXO Logistics, Inc.
05/06/2029	6.250%	6,948,000	7,259,632
05/06/2034	6.500%	2,067,000	2,158,418
Yinson Bergenia Production BV(a),(g)
01/31/2045	8.498%	3,225,000	3,269,777
Total			13,886,065
Unknown Barclay Code 0.0%
Niagara Mohawk Power Corp.(a),(g)
10/03/2030	4.647%	1,260,000	1,260,000
Wireless 0.2%
Sprint Capital Corp.
11/15/2028	6.875%	2,808,000	3,014,254
United States Cellular Corp.
12/15/2033	6.700%	4,412,000	4,641,378
Total			7,655,632
Wirelines 0.3%
AT&T, Inc.
03/01/2041	6.375%	625,000	665,550
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	7,654,000	8,134,906
Verizon Communications, Inc.
10/30/2056	2.987%	2,500,000	1,505,044
Total			10,305,500
Total Corporate Bonds & Notes (Cost $1,215,751,849)			1,220,433,025

Foreign Government Obligations(h),(i) 2.1%

Brazil 0.2%
Brazilian Government International Bond
03/15/2035	6.625%	6,431,000	6,502,660
Canada 0.2%
Antares Holdings LP(a)
10/23/2029	6.350%	6,690,000	6,756,457
Chile 0.0%
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.672%	671,000	677,505
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
11/14/2035	8.000%		720,000	723,798
11/07/2036	7.750%		995,000	972,759
Total				1,696,557
France 0.1%
Electricite de France SA(a)
01/13/2055	6.375%		5,000,000	5,018,316
Jordan 0.2%
Jordan Government International Bond(a)
07/07/2030	5.850%		5,500,000	5,283,777
Mexico 0.9%
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%		3,233,302	3,279,053
Petroleos Mexicanos
01/23/2027	6.490%		3,254,000	3,235,595
03/13/2027	6.500%		9,615,000	9,554,677
02/12/2028	5.350%		13,310,000	12,793,916
01/23/2030	6.840%		985,000	950,625
01/28/2031	5.950%		1,864,000	1,684,849
Total				31,498,715
New Zealand 0.4%
New Zealand Government Bond
05/15/2035	4.500%	NZD	23,000,000	13,978,069
Total Foreign Government Obligations (Cost $70,038,957)				71,412,056

Municipal Bonds 1.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%		2,250,000	1,505,795
Massachusetts Institute of Technology
Series 2025
06/01/2055	5.618%		925,000	951,483
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%		1,255,000	830,215
Total				3,287,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,730,866
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,006,462
Total			2,737,328
Local Appropriation 0.0%
United Nations Development Corp.
Refunding Revenue Bonds
Series 2025A
08/01/2055	6.536%	530,000	553,860
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	665,852
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,092,019
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	894,151
Total			4,652,022
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,661,627
Other Bond Issue 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2040	5.568%	530,000	537,044
10/01/2045	5.743%	805,000	807,634
Total			1,344,678
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,846,482
Refunded / Escrowed 0.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	952,795
State of California
Prerefunded 04/01/28 Unlimited General Obligation Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,372,986
Total			3,325,781
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,739,605
Special Property Tax 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2054	5.823%	1,470,000	1,473,093
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,635,150
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	4,008,557
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,432,433
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,910,465
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,284,286
Total			5,627,184
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,275,021
Total Municipal Bonds (Cost $42,678,673)			37,167,881

Residential Mortgage-Backed Securities - Agency 38.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(j)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	48,892,140	6,210,275
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	18,454,653	15,926,926
02/01/2038- 01/01/2053	6.000%	26,608,579	27,154,742
02/01/2049- 05/01/2052	3.500%	21,120,851	19,329,415
10/01/2050- 05/01/2051	2.500%	14,710,858	12,291,806
07/01/2051- 02/01/2052	3.000%	25,078,636	21,864,788
05/01/2052- 05/01/2053	4.000%	59,659,700	55,910,568
07/01/2052- 08/01/2052	5.000%	10,111,170	10,014,437
10/01/2052	4.500%	30,319,957	29,067,743
12/01/2052- 04/01/2054	5.500%	15,128,251	15,229,310
11/01/2053- 05/01/2054	6.500%	22,591,538	23,424,005
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	61,249,773	62,520,312
05/01/2036- 03/01/2052	2.000%	32,672,078	26,552,588
04/01/2039- 09/01/2052	4.500%	11,721,437	11,401,432
05/01/2039- 01/01/2053	6.500%	13,728,754	14,230,939
12/01/2040- 06/01/2052	3.500%	33,750,412	30,882,761
08/01/2041- 05/01/2052	4.000%	32,026,539	30,016,928
05/01/2050- 06/01/2052	3.000%	78,679,222	68,923,215
06/01/2050- 03/01/2052	2.500%	108,464,433	91,054,618
08/01/2052- 01/01/2053	5.000%	46,207,582	45,576,556
10/01/2052- 03/01/2054	5.500%	60,618,389	60,797,342
Federal National Mortgage Association(b)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.176% 03/01/2047	3.176%	726,966	717,855
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.103% 04/01/2047	3.103%	662,979	653,890
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.720%	125,233	124,743
Government National Mortgage Association
02/15/2040- 04/20/2054	4.500%	58,930,250	56,827,913
03/15/2040- 12/20/2054	5.000%	13,530,863	13,323,968
11/20/2040- 10/20/2052	4.000%	30,032,969	28,091,869
06/20/2042- 05/20/2052	3.500%	11,839,308	10,826,144
05/20/2050- 11/20/2051	3.000%	28,427,868	25,187,964
11/20/2050- 02/20/2051	2.500%	19,283,097	16,271,691
Government National Mortgage Association TBA(g)
07/21/2055	2.000%	37,740,000	30,727,912
07/21/2055	2.500%	31,701,000	26,928,078
07/21/2055	4.000%	36,120,000	33,577,885
07/21/2055	5.500%	17,468,000	17,490,923
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
07/14/2055	3.500%	56,380,000	50,753,579
07/14/2055	5.000%	179,428,000	175,821,526
07/14/2055	5.500%	126,412,000	126,383,079
Total Residential Mortgage-Backed Securities - Agency (Cost $1,297,023,360)			1,292,089,725

Residential Mortgage-Backed Securities - Non-Agency 9.0%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,790,585
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,371,940	2,351,337
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.548%	1,602,764	1,618,193
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,702,440	1,710,048
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	5,369,441	5,418,280
BRAVO Trust(a),(f)
CMO Series 2025-SR1 Class A1
03/25/2030	3.000%	12,864,508	12,313,342
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A4
05/25/2055	6.000%	3,348,464	3,382,125
CMO Series 2024-9 Class A4
09/25/2055	5.500%	6,434,747	6,448,416
CMO Series 2024-9 Class A6
09/25/2055	5.500%	2,685,144	2,681,321
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,314,448	3,373,207
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	5,442,735	5,498,286
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	8,854,058	8,869,590
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	4,111,906	4,104,345
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	6,712,446	6,773,020
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	6.205%	1,624,089	1,640,348
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-R06 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 09/25/2044	5.905%	5,100,000	5,115,917
Eagle RE Ltd.(a),(b)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	6.305%	1,874,901	1,878,471
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	6.305%	1,643,015	1,653,869
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2025-PJ3 Class A4
07/25/2055	6.000%	5,750,988	5,830,750
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.172%	134,467	131,916
CMO Series 2006-A4 Class 3A1
06/25/2036	4.532%	677,764	450,236
JPMorgan Mortgage Trust(a),(c)
CMO Series 2023-7 Class A4A
02/25/2054	5.500%	11,600,314	11,597,546
CMO Series 2024-10 Class A4
03/25/2055	5.500%	5,587,838	5,601,089
CMO Series 2024-10 Class A6
03/25/2055	5.500%	4,101,471	4,097,730
CMO Series 2024-11 Class A4
04/25/2055	6.000%	8,619,274	8,732,950
CMO Series 2024-11 Class A6
04/25/2055	6.000%	3,528,429	3,554,051
CMO Series 2024-12 Class A4
06/25/2055	6.000%	14,603,772	14,797,729
CMO Series 2024-5 Class A6
11/25/2054	6.000%	4,596,477	4,615,195
CMO Series 2024-6 Class A6
12/25/2054	6.000%	2,871,881	2,885,683
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	12,602,565	12,639,279
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	5,059,564	5,124,351
CMO Series 2025-CCM1 Class A4
06/25/2055	5.500%	13,467,548	13,513,069
JPMorgan Mortgage Trust(a),(f)
CMO Series 2025-MPR Class A1D
11/25/2055	5.500%	9,220,493	9,229,289
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	6,702,209	6,750,879
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	1,133,120	1,148,826
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	3,731,963	3,776,913
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	14,753,152	14,791,724
OBX Trust(a),(f)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	4,763,305	4,817,300
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	4,756,953	4,819,911
Provident Funding Mortgage Trust(a),(c)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	8,407,024	8,433,663
CMO Series 2025-2 Class A4
06/25/2055	5.500%	11,693,116	11,706,000
RCKT Mortgage Trust(a)
CMO Series 2024-CES1 Class A1A
02/25/2044	6.025%	5,110,725	5,139,969
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	5,304,564	5,348,746
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	11,518,519	11,567,585
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	2,501,083	2,499,318
CMO Series 2024-10 Class A5
11/25/2054	5.500%	3,417,219	3,425,618
CMO Series 2024-6 Class A11
07/27/2054	6.000%	8,706,432	8,750,592
CMO Series 2024-7 Class A5
08/25/2054	6.000%	5,539,779	5,588,761
CMO Series 2024-9 Class A5
10/25/2054	5.500%	2,115,162	2,120,096
Towd Point Mortgage Trust(a),(c)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	4,756,917	4,774,366
Verus Securitization Trust(a),(f)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	3,270,571	3,266,947
CMO Series 2024-4 Class A1
06/25/2069	6.218%	3,282,765	3,322,198
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-5 Class A1
06/25/2069	6.192%	9,270,919	9,391,311
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $301,815,400)			303,862,286

U.S. Treasury Obligations 11.6%

U.S. Treasury
12/15/2027	4.000%	3,000,000	3,021,328
06/15/2028	3.875%	5,000,000	5,026,953
03/31/2029	4.125%	70,000,000	70,957,031
05/31/2030	4.000%	123,000,000	124,210,781
11/30/2030	4.375%	42,000,000	43,089,375
02/15/2040	4.625%	20,000,000	20,109,375
08/15/2041	3.750%	4,500,000	4,030,313
05/15/2042	3.000%	8,000,000	6,385,000
08/15/2043	4.375%	5,000,000	4,767,187
11/15/2043	4.750%	14,200,000	14,184,469
08/15/2044	4.125%	30,000,000	27,492,187
11/15/2044	4.625%	30,000,000	29,371,875
11/15/2048	3.375%	6,000,000	4,746,563
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
11/30/2031	4.125%	19,500,000	19,701,094
05/15/2042	3.250%	8,500,000	7,031,094
08/15/2042	3.375%	7,000,000	5,874,531
08/15/2051	2.000%	3,000,000	1,729,688
Total U.S. Treasury Obligations (Cost $392,928,661)			391,728,844

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(l),(m)	63,927,484	63,914,698
Total Money Market Funds (Cost $63,910,261)		63,914,698
Total Investments in Securities (Cost: $3,805,638,288)		3,798,147,331
Other Assets & Liabilities, Net		(419,627,282)
Net Assets		3,378,520,049
At June 30, 2025, securities and/or cash totaling $29,165,733 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
83,872,728 AUD	54,843,287 USD	Citi	09/17/2025	—	(447,126)
55,688,359 USD	84,763,000 AUD	Citi	09/17/2025	188,937	—
22,959,116 NZD	13,852,220 USD	JPMorgan	09/17/2025	—	(179,374)
Total				188,937	(626,500)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	358	09/2025	USD	41,337,813	1,369,614	—
U.S. Treasury 10-Year Note	1,282	09/2025	USD	143,744,250	1,102,542	—
U.S. Treasury 2-Year Note	599	09/2025	USD	124,606,039	455,554	—
U.S. Treasury 5-Year Note	1,146	09/2025	USD	124,914,000	768,655	—
U.S. Treasury Ultra 10-Year Note	151	09/2025	USD	17,254,109	10,243	—
U.S. Treasury Ultra Bond	846	09/2025	USD	100,779,750	3,762,578	—
Total					7,469,186	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $1,177,768,689, which represents 34.86% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Represents a security in default.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(m)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	164,837,732	777,383,468	(878,310,939)	4,437	63,914,698	4,678	2,017,873	63,927,484
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	192,493,973	—	192,493,973
Commercial Mortgage-Backed Securities - Non-Agency	—	73,459,150	—	73,459,150
Convertible Bonds	—	151,585,693	—	151,585,693
Corporate Bonds & Notes	—	1,220,433,025	—	1,220,433,025
Foreign Government Obligations	—	71,412,056	—	71,412,056
Municipal Bonds	—	37,167,881	—	37,167,881
Residential Mortgage-Backed Securities - Agency	—	1,292,089,725	—	1,292,089,725
Residential Mortgage-Backed Securities - Non-Agency	—	303,862,286	—	303,862,286
U.S. Treasury Obligations	—	391,728,844	—	391,728,844
Money Market Funds	63,914,698	—	—	63,914,698
Total Investments in Securities	63,914,698	3,734,232,633	—	3,798,147,331
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	188,937	—	188,937
Futures Contracts	7,469,186	—	—	7,469,186
Liability
Forward Foreign Currency Exchange Contracts	—	(626,500)	—	(626,500)
Total	71,383,884	3,733,795,070	—	3,805,178,954
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,741,728,027)	$3,734,232,633
Affiliated issuers (cost $63,910,261)	63,914,698
Cash	32,161
Foreign currency (cost $15)	16
Unrealized appreciation on forward foreign currency exchange contracts	188,937
Receivable for:
Investments sold	60,075,063
Investments sold on a delayed delivery basis	68,744,945
Capital shares sold	1,417
Dividends	206,262
Interest	29,637,265
Foreign tax reclaims	75,053
Variation margin for futures contracts	2,100,519
Prepaid expenses	6,023
Total assets	3,959,214,992
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	626,500
Cash collateral due to broker for:
TBA	6,527,226
Payable for:
Investments purchased	37,400,119
Investments purchased on a delayed delivery basis	535,621,482
Capital shares redeemed	38,594
Variation margin for futures contracts	31,477
Management services fees	131,549
Distribution and/or service fees	602
Service fees	2,516
Compensation of chief compliance officer	248
Compensation of board members	5,240
Other expenses	35,805
Deferred compensation of board members	273,585
Total liabilities	580,694,943
Net assets applicable to outstanding capital stock	$3,378,520,049
Represented by
Paid in capital	3,674,453,414
Total distributable earnings (loss)	(295,933,365)
Total - representing net assets applicable to outstanding capital stock	$3,378,520,049
Class 1
Net assets	$3,349,148,757
Shares outstanding	359,796,404
Net asset value per share	$9.31
Class 2
Net assets	$29,371,292
Shares outstanding	3,173,760
Net asset value per share	$9.25
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,460,017
Dividends — affiliated issuers	2,017,873
Interest	86,074,339
Interfund lending	1,165
Foreign taxes withheld	(17,018)
Total income	89,536,376
Expenses:
Management services fees	7,938,381
Distribution and/or service fees
Class 2	35,178
Service fees	10,029
Custodian fees	32,902
Printing and postage fees	5,778
Accounting services fees	20,960
Legal fees	29,276
Interest on collateral	60,737
Compensation of chief compliance officer	355
Compensation of board members	24,698
Deferred compensation of board members	(2,656)
Other	18,991
Total expenses	8,174,629
Net investment income	81,361,747
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,372,021)
Investments — affiliated issuers	4,678
Foreign currency translations	(244,586)
Forward foreign currency exchange contracts	(4,216,351)
Futures contracts	(15,144,312)
Swap contracts	5,245
Net realized loss	(33,967,347)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	70,164,752
Investments — affiliated issuers	4,437
Foreign currency translations	(187,568)
Forward foreign currency exchange contracts	(437,563)
Futures contracts	14,358,791
Net change in unrealized appreciation (depreciation)	83,902,849
Net realized and unrealized gain	49,935,502
Net increase in net assets resulting from operations	$131,297,249
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$81,361,747	$108,891,491
Net realized loss	(33,967,347)	(23,420,211)
Net change in unrealized appreciation (depreciation)	83,902,849	(56,675,139)
Net increase in net assets resulting from operations	131,297,249	28,796,141
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(95,927,832)
Class 2	—	(1,018,882)
Total distributions to shareholders	—	(96,946,714)
Increase (decrease) in net assets from capital stock activity	(158,606,689)	1,185,604,564
Total increase (decrease) in net assets	(27,309,440)	1,117,453,991
Net assets at beginning of period	3,405,829,489	2,288,375,498
Net assets at end of period	$3,378,520,049	$3,405,829,489

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	855,456	7,787,736	131,131,614	1,186,674,443
Distributions reinvested	—	—	10,754,241	95,927,832
Shares redeemed	(18,369,116)	(167,014,456)	(11,268,333)	(102,399,736)
Net increase (decrease)	(17,513,660)	(159,226,720)	130,617,522	1,180,202,539
Class 2
Shares sold	291,773	2,627,521	626,050	5,656,308
Distributions reinvested	—	—	114,610	1,018,882
Shares redeemed	(222,086)	(2,007,490)	(141,012)	(1,273,165)
Net increase	69,687	620,031	599,648	5,402,025
Total net increase (decrease)	(17,443,973)	(158,606,689)	131,217,170	1,185,604,564
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

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CTIVP® – American Century Diversified Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$8.95	0.22	0.14	0.36	—	—	—
Year Ended 12/31/2024	$9.18	0.42	(0.26)	0.16	(0.39)	—	(0.39)
Year Ended 12/31/2023	$8.99	0.38	0.11	0.49	(0.30)	—	(0.30)
Year Ended 12/31/2022	$11.26	0.30	(1.99)	(1.69)	(0.31)	(0.27)	(0.58)
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Year Ended 12/31/2020	$11.01	0.24	0.70	0.94	(0.23)	—	(0.23)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$8.91	0.21	0.13	0.34	—	—	—
Year Ended 12/31/2024	$9.14	0.40	(0.26)	0.14	(0.37)	—	(0.37)
Year Ended 12/31/2023	$8.95	0.35	0.12	0.47	(0.28)	—	(0.28)
Year Ended 12/31/2022	$11.21	0.27	(1.98)	(1.71)	(0.28)	(0.27)	(0.55)
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)
Year Ended 12/31/2020	$10.96	0.21	0.69	0.90	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.31	4.02%	0.49% (c)	0.49% (c)	4.87%	129%	$3,349,149
Year Ended 12/31/2024	$8.95	1.77%	0.50% (c)	0.50% (c)	4.63%	125%	$3,378,165
Year Ended 12/31/2023	$9.18	5.59%	0.50% (c)	0.50% (c)	4.21%	130%	$2,265,475
Year Ended 12/31/2022	$8.99	(15.29% )	0.50% (c)	0.50% (c)	3.03%	194%	$2,219,348
Year Ended 12/31/2021	$11.26	0.45%	0.49% (c)	0.49% (c)	2.44%	218%	$2,915,004
Year Ended 12/31/2020	$11.72	8.55%	0.49% (c)	0.49% (c)	2.12%	226%	$3,052,174
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.25	3.82%	0.74% (c)	0.74% (c)	4.63%	129%	$29,371
Year Ended 12/31/2024	$8.91	1.53%	0.75% (c)	0.75% (c)	4.38%	125%	$27,664
Year Ended 12/31/2023	$9.14	5.33%	0.75% (c)	0.75% (c)	3.98%	130%	$22,900
Year Ended 12/31/2022	$8.95	(15.51% )	0.75% (c)	0.75% (c)	2.79%	194%	$18,534
Year Ended 12/31/2021	$11.21	0.29%	0.74% (c)	0.74% (c)	2.18%	218%	$20,094
Year Ended 12/31/2020	$11.66	8.24%	0.74% (c)	0.74% (c)	1.88%	226%	$21,774
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate interest rate differential yields. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a credit sector, to increase or decrease its credit exposure to a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	188,937
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,469,186 *
Total		7,658,123

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	626,500

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	5,245	5,245
Foreign exchange risk	(4,216,351)	—	—	(4,216,351)
Interest rate risk	—	(15,144,312)	—	(15,144,312)
Total	(4,216,351)	(15,144,312)	5,245	(19,355,418)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(437,563)	—	(437,563)
Interest rate risk	—	14,358,791	14,358,791
Total	(437,563)	14,358,791	13,921,228
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	390,600,841
Futures contracts — short	163,366,629
Credit default swap contracts — sell protection	9,081,249

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	460,558	(1,229,713)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Citi ($)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	188,937	-	188,937
Liabilities
Forward foreign currency exchange contracts	447,126	179,374	626,500
Total financial and derivative net assets	(258,189)	(179,374)	(437,563)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	(258,189)	(179,374)	(437,563)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.54	0.54	0.54
Class 2	0.79	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,805,638,000	48,955,000	(49,414,000)	(459,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(220,319,937)	(235,898,458)	(456,218,395)

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,895,197,966 and $4,994,957,664, respectively, for the six months ended June 30, 2025, of which $3,626,275,802 and $3,615,947,559, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,433,333	4.88	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of

CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
CTIVP® – American Century Diversified Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – American Century Diversified Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – American Century Diversified Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and American Century Investment Management, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
CTIVP® – American Century Diversified Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

CTIVP® – American Century Diversified Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the
CTIVP® – American Century Diversified Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – American Century Diversified Bond Fund  | 2025

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CTIVP® – American Century Diversified Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7028_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025